CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	May 11, 2020
Current assets:
Prepaid expenses	$ 12,747,000	$ 12,778,000		$ 15,679,000
Total current assets	383,362,000	375,029,000		331,955,000
TOTAL	2,625,766,000	2,578,007,000		2,513,715,000
Current liabilities:
Accounts payable	90,110,000	94,993,000		95,587,000
Accrued expenses	54,035,000	66,569,000		37,059,000
Total current liabilities	334,764,000	346,095,000		303,971,000
Derivative liabilities	1,857,000	13,073,000		31,325,000
Total liabilities	2,217,463,000	2,191,342,000		2,219,318,000
Commitments and Contingencies
Redeemable preferred stock, $0.01 par value, 900,000 shares authorized, 677,484 and 606,910 shares outstanding at December 31, 2021 and 2020 (aggregate liquidation preference of $685,350 and $613,957, respectively).	704,197,000	685,350,000
Shareholders' Deficit
Common Stock, $0.01 par value: 185.0 million shares authorized; 153.6 million shares issued and 153.3 million shares outstanding as of March 31, 2022; 153.5 million shares issued and 153.3 million shares outstanding as of December 31, 2021	1,533,000	1,533,000		1,533,000
Additional paid-in capital	916,492,000	933,569,000		998,487,000
Accumulated deficit	(1,179,901,000)	(1,203,440,000)		(1,320,508,000)
Total Griffey Global Holdings, Inc. stockholders' deficit	(344,157,000)	(346,741,000)		(367,288,000)
TOTAL	2,625,766,000	2,578,007,000		2,513,715,000
CIK0001812667 CC Neuberger Principal Holdings II
Current assets:
Cash	219,713	290,297		737,786
Prepaid expenses	202,417	243,042		656,869
Total current assets	422,130	533,339		1,394,655
Investments held in Trust Account	828,823,235	828,616,552		828,291,565
TOTAL	829,245,365	829,149,891		829,686,220
Current liabilities:
Accounts payable	214,521	19,442		424,913
Accrued expenses	9,880	34,240		92,860
Accrued expenses - related party	400,000	345,650		100,000
Total current liabilities	624,401	399,332		617,773
Non-current accounts payable and accrued expenses	5,004,143	3,866,806
Deferred underwriting commissions in connection with the initial public offering	28,980,000	28,980,000		28,980,000
Derivative liabilities	65,753,000	85,875,800		87,356,600
Total liabilities	102,197,544	119,121,938		116,954,373
Commitments and Contingencies
Redeemable preferred stock, $0.01 par value, 900,000 shares authorized, 677,484 and 606,910 shares outstanding at December 31, 2021 and 2020 (aggregate liquidation preference of $685,350 and $613,957, respectively).	828,000,000	828,000,000		828,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Additional paid-in capital	0	0
Accumulated deficit	(100,954,749)	(117,974,617)		(115,270,723)
Total Griffey Global Holdings, Inc. stockholders' deficit	(100,952,179)	(117,972,047)	$ (87,886,410)	(115,268,153)	$ 0
TOTAL	829,245,365	829,149,891
Class A | CIK0001812667 CC Neuberger Principal Holdings II
Current liabilities:
Redeemable preferred stock, $0.01 par value, 900,000 shares authorized, 677,484 and 606,910 shares outstanding at December 31, 2021 and 2020 (aggregate liquidation preference of $685,350 and $613,957, respectively).	828,000,000	828,000,000
Shareholders' Deficit
Total Griffey Global Holdings, Inc. stockholders' deficit		(117,972,047)		(115,268,153)
Class B | CIK0001812667 CC Neuberger Principal Holdings II
Shareholders' Deficit
Common Stock, $0.01 par value: 185.0 million shares authorized; 153.6 million shares issued and 153.3 million shares outstanding as of March 31, 2022; 153.5 million shares issued and 153.3 million shares outstanding as of December 31, 2021	$ 2,570	2,570		2,570
TOTAL		$ 829,149,891		$ 829,686,220